UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     February 08, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $107,176 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579y101      797     9230 SH       SOLE                     9230
Air Products & Chem            COM              009158106      695     7645 SH       SOLE                     7645
Amgen Corp                     COM              031162100      712    12970 SH       SOLE                    12970
Broadcom Corp A                COM              111320107      874    20075 SH       SOLE                    20075
Catalyst Health Solutions      COM              14888b103      847    18219 SH       SOLE                    18219
ChevronTexaco Corp             COM              166764100      889     9747 SH       SOLE                     9747
Cisco Systems                  COM              17275R102      985    48684 SH       SOLE                    48684
Colgate-Palmolive              COM              194162103      720     8962 SH       SOLE                     8962
Comcast Corp New 'A'           COM              20030N101      870    39583 SH       SOLE                    39583
ConocoPhillips                 COM              20825c104      901    13234 SH       SOLE                    13234
Du Pont                        COM              263534109      851    17056 SH       SOLE                    17056
Duke Energy Co                 COM              26441c105      830    46600 SH       SOLE                    46600
EMC Corp Mass                  COM              268648102      939    41010 SH       SOLE                    41010
Emerson Electric               COM              291011104      938    16400 SH       SOLE                    16400
Exelon Corp                    COM              30161n101      691    16586 SH       SOLE                    16586
Exxon-Mobil                    COM              30231G102      875    11960 SH       SOLE                    11960
General Electric Co            COM              369604103      931    50911 SH       SOLE                    50911
Google Inc                     COM              38259p508     1143     1924 SH       SOLE                     1924
Guggenheim: China Small-Cap In COM              18383q853      886    29488 SH       SOLE                    29488
Home Depot Inc                 COM              437076102      853    24316 SH       SOLE                    24316
Ingersoll-Rand Co              COM              g47791101      864    18349 SH       SOLE                    18349
Intel Corp                     COM              458140100      864    41096 SH       SOLE                    41096
iPath: DJ-UBS Commodity Index  COM              06738c778     4880    99345 SH       SOLE                    99345
iShares: DJ US Financial       COM              464287788      211     3670 SH       SOLE                     3670
iShares: FTSE China Large-Cap  COM              464287184      885    20527 SH       SOLE                    20527
iShares: MSCI EAFE             COM              464287465    13357   229421 SH       SOLE                   229421
iShares: MSCI Emerging Markets COM              464287234      212     4443 SH       SOLE                     4443
iShares: Russell 2000          COM              464287655     5819    74376 SH       SOLE                    74376
iShares: Russell Midcap        COM              464287499     6780    66630 SH       SOLE                    66630
Jefferson Bancshares           COM              472375104       38    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104      846    13685 SH       SOLE                    13685
Microsoft                      COM              594918104      921    32996 SH       SOLE                    32996
Oracle                         COM              68389X105      906    28935 SH       SOLE                    28935
Parker-Hannifin Corp           COM              701094104      893    10342 SH       SOLE                    10342
Pepsico Inc                    COM              713448108      791    12107 SH       SOLE                    12107
Procter & Gamble               COM              742718109      906    14091 SH       SOLE                    14091
Saks Inc                       COM              79377W108      107    10000 SH       SOLE                    10000
Schlumberger                   COM              806857108     1078    12915 SH       SOLE                    12915
SPDR S&P Biotech               COM              78464a870      871    13806 SH       SOLE                    13806
SPDR: Emerging Europe          COM              78463x608      952    19219 SH       SOLE                    19219
SPDR: S&P 500                  COM              78462f103    22940   182422 SH       SOLE                   182422
SPDR: S&P Energy               COM              81369Y506      880    12896 SH       SOLE                    12896
SPDR: S&P Financial            COM              81369Y605     3699   231899 SH       SOLE                   231899
SPDR:S&P Pharma                COM              78464a722      929    20157 SH       SOLE                    20157
Sprint Nextel Corp             COM              852061100      668   157836 SH       SOLE                   157836
Target Corp                    COM              87612E106      869    14448 SH       SOLE                    14448
VG: Emerging Markets           COM              922042858     3797    78874 SH       SOLE                    78874
VG: Total US Stock Market      COM              922908769    10828   166763 SH       SOLE                   166763
Wal-Mart                       COM              931142103      752    13950 SH       SOLE                    13950
Walgreens                      COM              931422109      852    21879 SH       SOLE                    21879
Walt Disney Co                 COM              254687106      856    22831 SH       SOLE                    22831
Zimmer Hldg Inc                COM              98956p102      698    13002 SH       SOLE                    13002